Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant Liability
Balance at January 1, 2012	$ (3,705,472)	$ (3,420,780)
Purchases, sales and settlements:
Warrants issued	(20,521,555)	0
Total gains or losses:
Unrealized depreciation	2,806,750	(284,692)
Balance at December 31, 2011	$ (21,420,277)	$ (3,705,472)